Cover	Nov. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	001-39869
Entity Registrant Name	LIGHTJUMP ACQUISITION CORPORATION
Entity Central Index Key	0001825437
Entity Tax Identification Number	85-2402980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2735 Sand Hill Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	515-3930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	LJAQU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LJAQ
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	LJAQW
Security Exchange Name	NASDAQ